SUPPLEMENTARY BALANCE SHEET INFORMATION (Schedule of Short-Term Bank Credit) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
Short-term weighted average interest rate	4.00%	4.00%
Short-term bank credit	$ 3,517	$ 2,971